CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 ₪ / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 ₪ / shares
Trade receivables, allowance for doubtful accounts | $	$ 2,341		$ 2,014
Ordinary shares, par value per share | ₪ / shares		₪ 0.25		₪ 0.25
Ordinary shares, shares authorized	18,000,000		18,000,000
Ordinary shares, shares issued	14,958,339		14,938,339
Ordinary shares, shares outstanding	14,958,339		14,938,339